Investment Securities - Schedule of Components of Investment Securities Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certificates of deposit:
Investment securities (losses) gains, net	$ (4)	$ (11,547)	$ (14)
Available-for-sale securities:
Available-for-sale securities:
Gross realized gains	0	0	0
Gross realized losses	0	(11,562)	0
Credit losses recognized	0	0	0
Certificates of deposit:
Gross realized gains	0	0	0
Gross realized losses	0	(11,562)	0
Other investment securities:
Other investment securities:
Fair value adjustments, net	(4)	32	(14)
Certificates of deposit:
Available-for-sale securities:
Gross realized gains	0	0	0
Gross realized losses	0	(17)	0
Certificates of deposit:
Gross realized gains	0	0	0
Gross realized losses	$ 0	$ (17)	$ 0